Investment in associates - Summary of Profit or Loss and Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments accounted for using equity method [line items]
Net revenue	R$ 40,418,596	R$ 43,950,742	R$ 39,468,497
Income before taxes	(7,991,285)	(5,245,119)	5,113,751
Income tax and social contribution	(2,203,116)	(3,190,522)	(274,426)
Net income of the year	(10,194,401)	(8,161,766)	4,884,744
Other comprehensive income	84,215	250,775	(344,957)
Total comprehensive (loss) income for the year	(10,110,186)	(7,910,991)	4,539,787
Comprehensive income attributable to non-controlling shareholders	(462,760)	1,261,274	3,698,617
Dividends	(2,831,692)	(2,948,668)
Cosan Dez [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Income before taxes	1,135,176	1,556,754	1,396,633
Income tax and social contribution	(998)	(15,863)	(2,301)
Net income of the year	1,134,178	1,540,891	1,394,332
Other comprehensive income	25,575	(122,246)	1,957
Total comprehensive (loss) income for the year	1,159,753	1,418,645	1,396,289
Comprehensive income attributable to non-controlling shareholders	7,161	(34,229)	454
Dividends	(623,592)	(1,667,187)	(372,772)
Cosan Nove [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Income before taxes	(9,652,455)	(1,078,773)	1,005,640
Income tax and social contribution	(155)	(271)	(5,892)
Net income of the year	(9,652,610)	(1,079,044)	999,748
Other comprehensive income	161,974	76,229	(54,731)
Total comprehensive (loss) income for the year	(9,490,636)	(1,002,815)	945,017
Comprehensive income attributable to non-controlling shareholders	54,812	25,796	(14,728)
Dividends	(371,000)		(571,261)
Moove [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Income before taxes	564,041	394,309	207,982
Income tax and social contribution
Net income of the year	564,041	394,309	207,982
Other comprehensive income	(34,547)	86,760	(262,473)
Total comprehensive (loss) income for the year	529,494	481,069	(54,491)
Comprehensive income attributable to non-controlling shareholders	(10,364)	26,028	(78,742)
Dividends		(900,000)
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	890,149	1,064,286	1,013,446
Income before taxes	1,003,776	(863,209)	769,233
Income tax and social contribution	(156,718)	(96,038)	(49,569)
Net income of the year	847,058	(959,247)	719,664
Other comprehensive income	(66,559)	1,300	1,011
Total comprehensive (loss) income for the year	780,499	(957,947)	720,675
Comprehensive income attributable to non-controlling shareholders	(46,468)	904	704
Dividends	(1,500,000)	(170,817)	(122,231)
Radar [Member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	653,785	1,441,809	743,411
Income before taxes	1,847,428	1,936,036	2,820,202
Income tax and social contribution	(186,368)	(130,285)	(147,636)
Net income of the year	1,661,060	1,805,751	2,672,566
Other comprehensive income
Total comprehensive (loss) income for the year	1,661,060	1,805,751	2,672,566
Comprehensive income attributable to non-controlling shareholders
Dividends	R$ (649,721)	R$ (917,530)	R$ (530,576)